[logo] PIONEER
       Investments(R)







                                                 March 2, 2004

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Small Company Fund (the "Fund")
     (File Nos. 33-61869 and 811-07339)
     CIK No. 0000949275

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of multiclass and Class R shares prospectuses and statement of additional information relating to the offering of the Fund's Class A, Class B, Class C and Class R shares that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 14 to the Fund's registration statement on Form N-1A filed with the Commission on March 1, 2004 (Accession No. 0001016964-04-000061).

        If you have any questions about this certification, please contact me at (617) 422-4966 (collect).

                                                 Very truly yours,


                                                 /s/ Mark Pietkiewicz
                                                 Mark Pietkiewicz
                                                 Senior Legal Product Manager

cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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